UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Income Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 49.2%
Funds and Investment Trusts - 49.2%
AB High Income Fund, Inc.-Class Z (a)	1,048,028	$8,195,576
JPMorgan Alerian MLP Index ETN	10,700	267,500

Total Investment Companies (cost $9,444,475)		8,463,076

COMMON STOCKS - 39.5%
Financials - 6.2%
Banks - 2.6%
Bank Hapoalim BM	4,060	19,833
BOC Hong Kong Holdings Ltd.	10,500	27,281
Hang Seng Bank Ltd.	5,100	86,024
JPMorgan Chase & Co.	703	39,579
Mitsubishi UFJ Financial Group, Inc.	6,200	26,755
Nordea Bank AB	4,207	41,844
People’s United Financial, Inc.	2,991	43,699
Royal Bank of Canada	1,192	60,851
Seven Bank Ltd.	5,400	23,106
Sumitomo Mitsui Financial Group, Inc.	1,400	39,284
Toronto-Dominion Bank (The)	550	21,313
Westpac Banking Corp.	944	19,307

		448,876

Capital Markets - 0.2%
Partners Group Holding AG	70	25,337

Diversified Financial Services - 0.1%
IG Group Holdings PLC	1,950	20,557

Insurance - 2.9%
Allstate Corp. (The)	710	45,057
Direct Line Insurance Group PLC	4,069	21,914
Euler Hermes Group	410	34,031
FNF Group	1,980	65,300
Marsh & McLennan Cos., Inc. (b)	600	34,230
NN Group NV	1,250	38,504
Progressive Corp. (The)	661	21,099
Swiss Re AG	1,799	159,456
Travelers Cos., Inc. (The)	120	12,902
Tryg A/S	860	15,693
UnipolSai SpA	21,085	43,292

		491,478

Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	2,086	21,131
Ascendas Real Estate Investment Trust	11,900	20,475

		41,606

Real Estate Management & Development - 0.2%
Daito Trust Construction Co., Ltd.	300	40,632

		1,068,486

Information Technology - 5.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	2,319	60,711

Company	Shares	U.S. $ Value
Internet Software & Services - 0.1%
Moneysupermarket.com Group PLC	4,600	21,557

IT Services - 2.4%
Amadeus IT Holding SA-Class A	1,020	40,943
Amdocs Ltd.	1,200	68,112
Booz Allen Hamilton Holding Corp.	780	21,528
CGI Group, Inc.-Class A (c)	470	19,665
Fidelity National Information Services, Inc. (b)	690	40,193
Fiserv, Inc. (b)(c)	360	34,427
Obic Co., Ltd.	300	14,906
Otsuka Corp.	300	14,818
Paychex, Inc.	2,027	104,168
SCSK Corp.	300	11,514
Total System Services, Inc.	340	14,817
Vantiv, Inc.-Class A (c)	410	21,336

		406,427

Semiconductors & Semiconductor Equipment - 0.6%
Linear Technology Corp.	1,482	64,645
Texas Instruments, Inc.	803	42,575

		107,220

Software - 1.8%
Microsoft Corp. (b)	3,968	201,892
NICE-Systems Ltd.	360	21,591
Oracle Corp.	910	33,470
Oracle Corp. Japan	700	34,236
Sage Group PLC (The)	1,540	12,707

		303,896

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. (b)	937	90,599
Canon, Inc.	700	19,729

		110,328

		1,010,139

Health Care - 5.4%
Biotechnology - 0.2%
Amgen, Inc.	279	39,696

Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.-Class A	230	19,923
Anthem, Inc. (b)	280	36,593
Sonic Healthcare Ltd.	1,620	21,283
UnitedHealth Group, Inc. (b)	1,035	123,268

		201,067

Pharmaceuticals - 4.0%
GlaxoSmithKline PLC	5,002	96,939
Johnson & Johnson (b)	1,016	106,893
Merck & Co., Inc. (b)	1,508	75,717
Novartis AG (REG)	630	44,874
Pfizer, Inc. (b)	6,275	186,180
Recordati SpA	880	21,159

Company	Shares	U.S. $ Value
Roche Holding AG	529	135,644
Teva Pharmaceutical Industries Ltd.	472	26,483

		693,889

		934,652

Consumer Staples - 5.1%
Beverages - 0.8%
Dr Pepper Snapple Group, Inc. (b)	1,081	98,944
PepsiCo, Inc. (b)	410	40,106

		139,050

Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc.-Class B	350	15,837
Kroger Co. (The)	510	20,354
Lawson, Inc.	200	15,421
Wm Morrison Supermarkets PLC	16,018	44,107

		95,719

Food Products - 0.3%
Campbell Soup Co.	727	44,892
Nestle SA (REG)	180	12,588

		57,480

Household Products - 0.1%
Reckitt Benckiser Group PLC	220	20,040

Tobacco - 3.3%
Altria Group, Inc. (b)	2,667	164,207
British American Tobacco PLC	1,040	56,580
Imperial Brands PLC	2,393	123,517
Japan Tobacco, Inc.	2,300	91,459
Philip Morris International, Inc. (b)	1,503	136,818

		572,581

		884,870

Consumer Discretionary - 4.3%
Automobiles - 0.7%
General Motors Co.	4,432	130,478

Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	678	43,311
Domino’s Pizza Group PLC	910	13,202
McDonald’s Corp. (b)	703	82,384
Tatts Group Ltd.	14,320	39,628
William Hill PLC	3,860	21,953

		200,478

Leisure Products - 0.2%
Bandai Namco Holdings, Inc.	600	11,958
Yamaha Corp.	800	22,301

		34,259

Media - 0.9%
Cineplex, Inc.	640	23,358
CTS Eventim AG & Co. KGaA	390	13,651

Company	Shares	U.S. $ Value
Regal Entertainment Group-Class A	410	8,073
Thomson Reuters Corp.	930	34,073
Vivendi SA	1,038	21,531
Wolters Kluwer NV	590	22,230
WPP PLC	1,240	26,117

		149,033

Multiline Retail - 0.4%
Dollar General Corp. (b)	580	43,065
Target Corp.	280	21,966

		65,031

Specialty Retail - 0.6%
Home Depot, Inc. (The) (b)	290	35,995
L Brands, Inc.	530	44,939
Ross Stores, Inc. (b)	390	21,442

		102,376

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.-Class B	570	35,106
Pacific Textiles Holdings Ltd.	14,000	20,383

		55,489

		737,144

Energy - 3.2%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	404	21,400

Oil, Gas & Consumable Fuels - 3.0%
California Resources Corp.	56	31
Chevron Corp.	950	79,268
Exxon Mobil Corp. (b)	980	78,547
Occidental Petroleum Corp.	593	40,810
Phillips 66	259	20,562
Royal Dutch Shell PLC-Class A	2,937	66,906
Royal Dutch Shell PLC-Class B	940	21,343
Statoil ASA	4,750	69,147
TOTAL SA	1,380	61,852
TransCanada Corp.	1,702	62,457
Woodside Petroleum Ltd.	1,051	18,886

		519,809

		541,209

Industrials - 3.1%
Aerospace & Defense - 0.3%
Raytheon Co.	480	59,448

Commercial Services & Supplies - 0.4%
Park24 Co., Ltd.	400	10,477
Waste Management, Inc.	1,158	64,674

		75,151

Construction & Engineering - 0.3%
CIMIC Group Ltd.	1,922	43,162

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.5%
General Electric Co.	2,845	82,903

Machinery - 0.8%
Deere & Co.	414	33,195
Illinois Tool Works, Inc.	449	42,318
KION Group AG (c)	390	19,379
Kone Oyj-Class B	891	39,448

		134,340

Professional Services - 0.4%
Equifax, Inc.	540	56,635
Experian PLC	890	14,566

		71,201

Transportation Infrastructure - 0.4%
Transurban Group	7,918	64,015

		530,220

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.2%
BCE, Inc.	966	41,724
Bezeq The Israeli Telecommunication Corp., Ltd.	15,833	35,496
Nippon Telegraph & Telephone Corp.	700	29,643
Proximus SADP	570	17,936
Singapore Telecommunications Ltd.	10,500	27,811
Telenor ASA	1,310	19,557
Telstra Corp., Ltd.	5,200	19,438
Verizon Communications, Inc. (b)	3,579	181,563

		373,168

Wireless Telecommunication Services - 0.6%
NTT DOCOMO, Inc.	1,700	39,570
Vodafone Group PLC	24,376	73,930

		113,500

		486,668

Utilities - 1.9%
Electric Utilities - 1.3%
Entergy Corp.	851	61,451
Iberdrola SA	5,837	37,603
Southern Co. (The)	1,279	61,622
Terna Rete Elettrica Nazionale SpA	11,002	57,246

		217,922

Multi-Utilities - 0.6%
Centrica PLC	14,280	41,064
Consolidated Edison, Inc.	877	61,399

		102,463

		320,385

Materials - 1.4%
Chemicals - 1.0%
Dow Chemical Co. (The)	1,826	88,762
LyondellBasell Industries NV-Class A	509	40,827

Company	Shares	U.S. $ Value
Orica Ltd.	2,202	22,335
Sherwin-Williams Co. (The) (b)	90	24,345

		176,269

Metals & Mining - 0.1%
Nucor Corp.	508	19,985

Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	2,435	41,189

		237,443

Office - 0.2%
Office - 0.2%
Japan Prime Realty Investment Corp.	9	36,965

Total Common Stocks (cost $6,881,701)		6,788,181

PREFERRED STOCKS - 10.4%
Financials - 4.6%
Real Estate Investment Trusts (REITs) - 4.6%
Apartment Investment & Management Co.
6.875%	2,000	52,400
Brandywine Realty Trust
Series E
6.90%	2,000	52,700
Chesapeake Lodging Trust
7.75%	1,400	35,735
Digital Realty Trust, Inc.
7.375%	2,400	65,760
Hersha Hospitality Trust
Series C
6.875%	1,100	28,028
Inland Real Estate Corp.
6.95%	2,400	60,096
Kimco Realty Corp.
Series K
5.625%	1,800	45,738
LaSalle Hotel Properties
6.375%	1,400	35,700
Pebblebrook Hotel Trust
6.50%	1,500	37,950
Pennsylvania Real Estate Investment Trust
7.375%	2,200	56,652
Public Storage
5.375%	1,600	41,360
Sabra Health Care REIT, Inc.
Series A
7.125%	2,100	52,962
STAG Industrial, Inc.
6.625%	2,200	54,912
Sun Communities, Inc.
7.125%	2,300	60,318
Urstadt Biddle Properties, Inc.
7.125%	2,400	62,400
Vornado Realty Trust
5.40%	800	19,936

Company	Shares	U.S. $ Value
Vornado Realty Trust
Series K
5.70%	800	20,288

		782,935

Retail - 2.2%
Shopping Center/Other Retail - 2.2%
CBL & Associates Properties, Inc.
6.625%	2,100	46,620
Cedar Realty Trust, Inc.
Series B
7.25%	2,000	50,500
DDR Corp.
Series K
6.25%	1,400	36,330
National Retail Properties, Inc.
Series D
6.625%	1,400	36,064
Realty Income Corp.
6.625%	2,400	62,256
Regency Centers Corp.
6.00%	800	20,304
Retail Properties of America, Inc.
7.00%	2,000	52,300
Saul Centers, Inc.
6.875%	1,100	28,935
Taubman Centers, Inc.
6.50%	1,400	36,330

		369,639

Equity: Other - 1.6%
Diversified/Specialty - 1.6%
CoreSite Realty Corp.
7.25%	2,000	52,250
EPR Properties
6.625%	2,200	56,606
First Potomac Realty Trust
7.75%	1,444	36,230
Gramercy Property Trust
7.125%	1,200	30,360
PS Business Parks, Inc.
5.70%	1,000	25,750
PS Business Parks, Inc.
6.00%	800	20,336
Summit Hotel Properties, Inc.
7.875%	2,400	61,488

		283,020

Industrials - 0.9%
Consumer Non-Cyclical - 0.3%
Teva Pharmaceutical Industries Ltd.
7.00%	50	45,375

Industrial Warehouse Distribution - 0.6%
Monmouth Real Estate Investment Corp.
7.875%	1,800	46,494

Company	Shares	U.S. $ Value
Terreno Realty Corp.
7.75%	2,400	62,904

		109,398

		154,773

Office - 0.9%
Office - 0.9%
Alexandria Real Estate Equities, Inc.
6.45%	2,200	57,398
Corporate Office Properties Trust
7.375%	700	18,028
Kilroy Realty Corp.
Series H
6.375%	1,500	38,940
SL Green Realty Corp.
6.50%	1,400	36,638

		151,004

Residential - 0.2%
Multi-Family - 0.2%
Equity LifeStyle Properties, Inc.
6.75%	1,400	36,393

Total Preferred Stocks (cost $1,804,601)		1,777,764

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon 5/12/16-5/19/16 (cost $19,988)	$20	19,988

Total Investments - 99.2% (cost $18,150,765) (d)		17,049,009
Other assets less liabilities - 0.8% (e)		142,542

Net Assets - 100.0%		$17,191,551

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	5	March 2016	$172,470	$159,588	$(12,882)
FTSE 100 Index Futures	1	March 2016	76,400	84,325	7,925
S&P 500 E-Mini Futures	5	March 2016	478,954	482,375	3,421
TOPIX Index Futures	1	March 2016	140,860	114,230	(26,630)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Mini MSCI EAFE Futures	24	March 2016	$1,927,351	$1,854,000	$73,351
Mini S&P TSX 60 Index Futures	5	March 2016	139,692	139,302	390
S&P 500 E Mini Index Futures	20	March 2016	2,001,533	1,929,500	72,033
SPI 200 Futures	1	March 2016	86,718	86,970	(252)

					$117,356

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL	467	USD	117	3/02/16	$1,050
Deutsche Bank AG	USD	115	BRL	467	3/02/16	1,544
Deutsche Bank AG	USD	177	PEN	607	3/18/16	(4,811)
Goldman Sachs Bank International	USD	518	INR	35,159	3/18/16	(4,665)
Goldman Sachs Bank International	USD	189	JPY	22,415	3/18/16	9,634
Goldman Sachs Bank International	USD	138	RUB	9,788	3/18/16	(8,109)
Morgan Stanley Capital Services LLC	USD	120	PEN	412	3/18/16	(2,690)
Standard Chartered Bank	CLP	213,809	USD	299	3/18/16	(6,868)
Standard Chartered Bank	KRW	207,422	USD	171	3/18/16	3,638
Standard Chartered Bank	TWD	5,695	USD	169	3/18/16	(2,100)
Standard Chartered Bank	USD	232	IDR	3,288,484	3/18/16	13,290
Standard Chartered Bank	USD	156	JPY	18,888	3/18/16	11,889
State Street Bank & Trust Co.	USD	85	BRL	343	3/02/16	537
State Street Bank & Trust Co.	AUD	344	USD	249	3/18/16	3,445
State Street Bank & Trust Co.	AUD	95	USD	66	3/18/16	(1,474)
State Street Bank & Trust Co.	CAD	237	USD	176	3/18/16	370
State Street Bank & Trust Co.	CAD	345	USD	247	3/18/16	(8,337)
State Street Bank & Trust Co.	CHF	459	USD	462	3/18/16	1,674
State Street Bank & Trust Co.	CHF	193	USD	189	3/18/16	(4,493)
State Street Bank & Trust Co.	COP	162,152	USD	48	3/18/16	(702)
State Street Bank & Trust Co.	CZK	3,978	USD	160	3/18/16	227
State Street Bank & Trust Co.	EUR	32	USD	36	3/18/16	667
State Street Bank & Trust Co.	EUR	121	USD	131	3/18/16	(984)
State Street Bank & Trust Co.	GBP	143	USD	208	3/18/16	8,505
State Street Bank & Trust Co.	HKD	259	USD	33	3/18/16	111
State Street Bank & Trust Co.	HKD	254	USD	33	3/18/16	(69)
State Street Bank & Trust Co.	HUF	55,528	USD	192	3/18/16	(2,703)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ILS	488	USD	126	3/18/16	$996
State Street Bank & Trust Co.	ILS	269	USD	69	3/18/16	(373)
State Street Bank & Trust Co.	JPY	1,356	USD	12	3/18/16	(416)
State Street Bank & Trust Co.	KRW	334,704	USD	278	3/18/16	8,191
State Street Bank & Trust Co.	MXN	4,003	USD	236	3/18/16	15,846
State Street Bank & Trust Co.	MXN	536	USD	29	3/18/16	(388)
State Street Bank & Trust Co.	MYR	531	USD	121	3/18/16	(5,636)
State Street Bank & Trust Co.	NOK	2,455	USD	283	3/18/16	1,013
State Street Bank & Trust Co.	NOK	1,130	USD	127	3/18/16	(2,892)
State Street Bank & Trust Co.	NZD	15	USD	10	3/18/16	68
State Street Bank & Trust Co.	NZD	115	USD	75	3/18/16	(936)
State Street Bank & Trust Co.	PHP	7,012	USD	146	3/18/16	(1,671)
State Street Bank & Trust Co.	PLN	1,058	USD	265	3/18/16	11
State Street Bank & Trust Co.	PLN	650	USD	162	3/18/16	(685)
State Street Bank & Trust Co.	RUB	9,788	USD	138	3/18/16	8,283
State Street Bank & Trust Co.	RUB	2,623	USD	34	3/18/16	(1,010)
State Street Bank & Trust Co.	SEK	1,963	USD	230	3/18/16	963
State Street Bank & Trust Co.	SGD	17	USD	12	3/18/16	81
State Street Bank & Trust Co.	SGD	19	USD	13	3/18/16	(88)
State Street Bank & Trust Co.	THB	5,248	USD	144	3/18/16	(3,062)
State Street Bank & Trust Co.	TRY	1,417	USD	465	3/18/16	(10,664)
State Street Bank & Trust Co.	TWD	19,268	USD	586	3/18/16	7,145
State Street Bank & Trust Co.	USD	6	AUD	9	3/18/16	32
State Street Bank & Trust Co.	USD	89	AUD	122	3/18/16	(1,942)
State Street Bank & Trust Co.	USD	133	CHF	132	3/18/16	(690)
State Street Bank & Trust Co.	USD	119	CLP	86,255	3/18/16	4,931
State Street Bank & Trust Co.	USD	49	COP	162,152	3/18/16	219
State Street Bank & Trust Co.	USD	162	CZK	3,978	3/18/16	(2,213)
State Street Bank & Trust Co.	USD	13	DKK	91	3/18/16	(192)
State Street Bank & Trust Co.	USD	168	EUR	154	3/18/16	223
State Street Bank & Trust Co.	USD	386	EUR	352	3/18/16	(2,903)
State Street Bank & Trust Co.	USD	56	GBP	39	3/18/16	(1,340)
State Street Bank & Trust Co.	USD	6	HKD	50	3/18/16	7
State Street Bank & Trust Co.	USD	192	HUF	55,528	3/18/16	2,695

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	83	IDR	1,168,754	3/18/16	$4,694
State Street Bank & Trust Co.	USD	3	ILS	10	3/18/16	(20)
State Street Bank & Trust Co.	USD	724	JPY	87,695	3/18/16	53,935
State Street Bank & Trust Co.	USD	167	KRW	207,422	3/18/16	620
State Street Bank & Trust Co.	USD	125	NOK	1,085	3/18/16	(384)
State Street Bank & Trust Co.	USD	75	NZD	115	3/18/16	414
State Street Bank & Trust Co.	USD	151	NZD	226	3/18/16	(1,970)
State Street Bank & Trust Co.	USD	247	PHP	11,739	3/18/16	430
State Street Bank & Trust Co.	USD	159	PLN	650	3/18/16	3,787
State Street Bank & Trust Co.	USD	267	PLN	1,058	3/18/16	(1,829)
State Street Bank & Trust Co.	USD	35	RUB	2,623	3/18/16	11
State Street Bank & Trust Co.	USD	65	SEK	566	3/18/16	904
State Street Bank & Trust Co.	USD	447	SEK	3,795	3/18/16	(3,036)
State Street Bank & Trust Co.	USD	147	THB	5,248	3/18/16	(103)
State Street Bank & Trust Co.	USD	467	TRY	1,417	3/18/16	7,944
State Street Bank & Trust Co.	USD	149	TWD	4,982	3/18/16	955
State Street Bank & Trust Co.	USD	106	ZAR	1,570	3/18/16	(7,377)
State Street Bank & Trust Co.	ZAR	1,570	USD	102	3/18/16	3,114
State Street Bank & Trust Co.	CHF	4	USD	4	4/18/16	8
State Street Bank & Trust Co.	GBP	4	USD	6	4/18/16	(22)
State Street Bank & Trust Co.	HKD	40	USD	5	4/18/16	3
State Street Bank & Trust Co.	ILS	10	USD	3	4/18/16	(2)
State Street Bank & Trust Co.	USD	3	DKK	17	4/18/16	(19)
State Street Bank & Trust Co.	USD	5	EUR	5	4/18/16	(2)
State Street Bank & Trust Co.	USD	201	BRL	809	5/03/16	(3,137)
State Street Bank & Trust Co.	EUR	114	USD	126	6/17/16	1,614
State Street Bank & Trust Co.	GBP	30	USD	41	6/17/16	(101)
State Street Bank & Trust Co.	JPY	7,545	USD	67	6/17/16	(344)
State Street Bank & Trust Co.	MXN	682	USD	37	6/17/16	(83)
State Street Bank & Trust Co.	NOK	307	USD	36	6/17/16	271
State Street Bank & Trust Co.	USD	402	EUR	358	6/17/16	(10,726)
State Street Bank & Trust Co.	USD	54	GBP	37	6/17/16	(2,172)
State Street Bank & Trust Co.	USD	65	JPY	7,545	6/17/16	2,335
UBS AG	JPY	82,694	USD	734	3/18/16	(208)

						$71,683

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
EURO STOXX 50 Index (f)	100	$2,950.00	March 2016	$7,012	$(7,444)
FTSE 100 Index (f)	30	6,025.00	March 2016	5,349	(5,913)
Nikkei 225 Index (f)	1,000	16,250.00	March 2016	2,074	(2,065)
S&P 500 Index (g)	6	1,945.00	March 2016	18,582	(14,400)
S&P ASX 200 Index (f)	10	4,825.00	March 2016	661	(847)
S&P TSX Index (f)	130	760.00	March 2016	1,418	(1,134)

				$35,096	$(31,803)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	5.22%	USD	170	$210	$3,357
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	1.07		510	(670)	3,153

					$(460)	$6,510

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$310	8/21/20	3 Month LIBOR	1.620%	$7,359
Morgan Stanley & Co., LLC/(CME Group)	GBP	20	12/18/24	6 Month LIBOR	1.951%	1,882
Morgan Stanley & Co., LLC/(CME Group)	JPY	21,850	12/22/24	0.519%	6 Month LIBOR	(8,120)
Morgan Stanley & Co., LLC/(CME Group)		$170	12/22/24	3 Month LIBOR	2.342%	12,746
Morgan Stanley & Co., LLC/(CME Group)	JPY	10,630	1/14/25	0.478%	6 Month LIBOR	(3,568)

Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	GBP	190	1/26/25	6 Month LIBOR	1.586%	$9,092
Morgan Stanley & Co., LLC/(CME Group)		$380	1/28/25	3 Month LIBOR	1.984%	9,961
Morgan Stanley & Co., LLC/(CME Group)	GBP	180	2/04/25	6 Month LIBOR	1.616%	9,199
Morgan Stanley & Co., LLC/(CME Group)	JPY	10,450	2/06/25	0.548%	6 Month LIBOR	(4,093)
Morgan Stanley & Co., LLC/(CME Group)		$610	2/11/25	3 Month LIBOR	2.083%	30,753
Morgan Stanley & Co., LLC/(CME Group)	CAD	90	3/03/25	3 Month CDOR	1.888%	3,885
Morgan Stanley & Co., LLC/(CME Group)	EUR	10	6/30/25	1.284%	6 Month EURIBOR	(987)
Morgan Stanley & Co., LLC/(CME Group)	GBP	140	7/06/25	6 Month LIBOR	2.125%	16,207
Morgan Stanley & Co., LLC/(CME Group)	CHF	110	8/03/25	0.315%	6 Month LIBOR	(6,494)
Morgan Stanley & Co., LLC/(CME Group)	GBP	120	8/05/25	6 Month LIBOR	2.068%	12,844
Morgan Stanley & Co., LLC/(CME Group)	EUR	160	8/14/25	0.955%	6 Month EURIBOR	(9,308)
Morgan Stanley & Co., LLC/(CME Group)	SEK	40	8/17/25	3 Month STIBOR	1.293%	157
Morgan Stanley & Co., LLC/(CME Group)	CHF	60	9/02/25	0.256%	6 Month LIBOR	(3,343)
Morgan Stanley & Co., LLC/(CME Group)		140	10/02/25	0.210%	6 Month LIBOR	(6,972)
Morgan Stanley & Co., LLC/(CME Group)	AUD	210	11/03/25	6 Month BBSW	2.915%	5,748
Morgan Stanley & Co., LLC/(CME Group)	NZD	400	11/19/25	3 Month BKBM	3.610%	14,802
Morgan Stanley & Co., LLC/(CME Group)	CHF	170	11/19/25	0.048%	6 Month LIBOR	(5,401)
Morgan Stanley & Co., LLC/(CME Group)		$90	11/19/25	3 Month LIBOR	2.202%	5,887
Morgan Stanley & Co., LLC/(CME Group)	SEK	990	1/12/26	3 Month STIBOR	1.470%	4,530
Morgan Stanley & Co., LLC/(CME Group)	AUD	70	2/02/26	6 Month BBSW	2.756%	1,062
Morgan Stanley & Co., LLC/(CME Group)	NZD	90	2/03/26	3 Month BKBM	3.375%	1,571
Morgan Stanley & Co., LLC/(CME Group)	NOK	740	3/01/26	6 Month NIBOR	1.553%	138
Morgan Stanley & Co., LLC/(CME Group)		$310	8/21/45	3 Month LIBOR	2.630%	39,954
Morgan Stanley & Co., LLC/(CME Group)		70	9/04/45	3 Month LIBOR	2.708%	11,121

						$150,612

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-EM Series 24, 5 Year Index, 12/20/20*	1.00%	3.66%	USD	323	$(35,805)	$(36,012)	$207
Goldman Sachs International
CMBX.NA.BB, 5/11/63*	5.00	8.58		170	(28,988)	(29,030)	42

					$(64,793)	$(65,042)	$249

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	1,920	10/01/20	1.273%	CPI	#	$7,519

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	30,700	FedFundEffective Plus 0.55%	USD	3,070	3/31/16	$(15,565)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley Capital Services LLC
Euro STOXX 50 Index 3/18/16*	27.20%	EUR	– 0	–**	$(822)	$	– 0	–	$(822)
Goldman Sachs International
S&P 500 Index 3/18/16*	21.32	U.S.$	1		941		– 0	–	941
Deutsche Bank AG
Russell 2000 Index 3/18/16*	25.50		– 0	–**	419		– 0	–	419

					$538	$	– 0	–	$538

*	Termination date
**	Notional amount less than $500.

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Non-income producing security.
(d)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $217,774 and gross unrealized depreciation of investments was $(1,319,530), resulting in net unrealized depreciation of $(1,101,756).
(e)	An amount of $235,000 has been segregated to collateralize open total return swap agreements.
(f)	One contract relates to 1 share.
(g)	One contract relates to 100 shares.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ASX	-	Australian Stock Exchange
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CDOR	-	Canadian Dealer Offered Rate
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETN	-	Exchange Traded Note
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
FedFundEffective	-	Federal Funds Effective Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of February 29, 2016.

Security Description	Shares
MS Global Equity Long Index
Alimentation Couche-Tard, Inc.	1,281
Allstate Corp. (The)	2,687
Altria Group, Inc.	3,686
Amadeus IT Holding SA	3,845
Amdocs Ltd.	4,607
AmerisourceBergen Corp.	875
Anthem, Inc.	1,060
Apple, Inc.	1,560
Bandai Namco Holdings, Inc.	2,387
Bank Hapoalim BM	15,326
Bezeq The Israeli Telecommunication Corp., Ltd.	58,837
BOC Hong Kong Holdings Ltd.	39,693
Booz Allen Hamilton Holding Corp.	2,911
British American Tobacco PLC	3,901
CGI Group, Inc.	1,780

Security Description	Shares
Cineplex, Inc.	2,444
CTS Eventim AG & Co. KGaA	1,474
Direct Line Insurance Group PLC	15,212
Dollar General Corp.	2,157
Domino’s Pizza Group PLC	3,397
Dr Pepper Snapple Group, Inc.	1,523
Equifax, Inc.	1,994
Euler Hermes Group	1,564
Experian PLC	3,349
Exxon Mobil Corp.	829
Fidelity National Information Services, Inc.	2,609
Fiserv, Inc.	1,364
FNF Group	7,493
Hang Seng Bank Ltd.	9,076
Home Depot, Inc. (The)	1,089
IG Group Holdings PLC	7,139
Imperial Brands PLC	3,217
Johnson & Johnson	1,458
KION Group AG	1,493
Kroger Co. (The)	1,916
L Brands, Inc.	2,014
Lawson, Inc.	779
Marsh & McLennan Cos., Inc.	2,271
Merck & Co., Inc.	3,083
Microsoft Corp.	5,858
Mitsubishi UFJ Financial Group, Inc.	23,812
Moneysupermarket.com Group PLC	17,368
Nestle SA	694
NICE-Systems Ltd.	1,371
NIKE, Inc.	2,086
Nippon Telegraph & Telephone Corp.	2,622
NN Group NV	4,716
Novartis AG	2,457
Obic Co., Ltd.	1,108
Oracle Corp.	3,428
Oracle Corp. Japan	2,682
Otsuka Corp.	1,106
Pacific Textiles Holdings Ltd.	52,958
Park24 Co., Ltd.	1,547
Partners Group Holding AG	268

Security Description	Shares
PepsiCo, Inc.	1,578
Pfizer, Inc.	5,197
Philip Morris International, Inc.	1,417
Proximus SADP	2,257
Reckitt Benckiser Group PLC	836
Recordati SpA	3,277
Regal Entertainment Group	1,521
Roche Holding AG	790
Ross Stores, Inc.	1,466
Royal Dutch Shell PLC	3,503
Sage Group PLC (The)	5,815
SCSK Corp.	1,132
Seven Bank Ltd.	20,794
Sherwin-Williams Co. (The)	320
Singapore Telecommunications Ltd.	40,372
Sonic Healthcare Ltd.	6,123
Sumitomo Mitsui Financial Group, Inc.	5,297
Target Corp.	1,002
Tatts Group Ltd.	55,992
Telenor ASA	4,966
Telstra Corp., Ltd.	19,613
Teva Pharmaceutical Industries Ltd.	1,821
Thomson Reuters Corp.	3,517
Toronto-Dominion Bank (The)	2,058
TOTAL SA	5,167
Total System Services, Inc.	1,237
Travelers Cos., Inc. (The)	453
Tryg A/S	3,322
UnitedHealth Group, Inc.	1,862
Vantiv, Inc.	1,524
William Hill PLC	14,603
Wolters Kluwer NV	2,098
WPP PLC	4,678

AB All Market Income Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$8,463,076	$	– 0	–	$	– 0	–	$8,463,076
Common Stock:
Financials	399,192	669,294	– 0	–	1,068,486
Information Technology	818,138	192,001	– 0	–	1,010,139
Health Care	588,270	346,382	– 0	–	934,652
Consumer Staples	521,158	363,712	– 0	–	884,870
Consumer Discretionary	524,190	212,954	– 0	–	737,144
Energy	303,075	238,134	– 0	–	541,209
Industrials	339,173	191,047	– 0	–	530,220
Telecommunication Services	223,287	263,381	– 0	–	486,668
Utilities	184,472	135,913	– 0	–	320,385
Materials	173,919	63,524	– 0	–	237,443
Office	– 0	–	36,965	– 0	–	36,965
Preferred Stocks	1,732,389	45,375	– 0	–	1,777,764

Short-Term Investments	– 0	–	19,988	– 0	–	19,988

Total Investments in Securities	14,270,339	2,778,670	– 0	–	17,049,009
Other Financial Instruments (a):
Assets:
Futures	149,195	7,925	– 0	–	157,120
Forward Currency Exchange Contracts	– 0	–	188,324	– 0	–	188,324
Centrally Cleared Credit Default Swaps	– 0	–	6,510	– 0	–	6,510
Centrally Cleared Interest Rate Swaps	– 0	–	198,898	– 0	–	198,898
Credit Default Swaps	– 0	–	249	– 0	–	249
Inflation (CPI) Swaps	– 0	–	7,519	– 0	–	7,519
Variance Swaps	– 0	–	1,360	– 0	–	1,360
Liabilities:
Futures	– 0	–	(39,764)	– 0	–	(39,764)
Forward Currency Exchange Contracts	– 0	–	(116,641)	– 0	–	(116,641)
Call Options Written	– 0	–	(31,803)	– 0	–	(31,803)
Centrally Cleared Interest Rate Swaps	– 0	–	(48,286)	– 0	–	(48,286)
Total Return Swaps	– 0	–	(15,565)	– 0	–	(15,565)
Variance Swaps	– 0	–	(822)	– 0	–	(822)

Total (b)	$14,419,534	$2,936,574	$	– 0	–	$17,356,108

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. – AB Asia Ex-Japan Equity Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 28.4%
Banks - 12.7%
Bangkok Bank PCL	10,400	$48,453
Bank of Baroda	17,490	33,852
Bank of China Ltd.-Class H	57,000	21,467
China CITIC Bank Corp., Ltd.-Class H (a)	76,000	41,956
China Development Financial Holding Corp.	143,000	34,202
Chongqing Rural Commercial Bank Co., Ltd.-Class H	84,000	39,607
Dah Sing Financial Holdings, Ltd.	2,000	10,536
DGB Financial Group, Inc.	3,370	22,636
ICICI Bank Ltd.	9,830	28,060
KB Financial Group, Inc.	5,480	131,206
Shinhan Financial Group Co., Ltd.	3,850	118,686
State Bank of India	11,970	27,897
Union Bank of India	9,800	15,337

		573,895

Consumer Finance - 0.9%
Samsung Card Co., Ltd.	1,420	41,064

Diversified Financial Services - 0.6%
Power Finance Corp., Ltd.	11,750	26,520

Insurance - 7.0%
AIA Group Ltd.	31,200	158,684
Dongbu Insurance Co., Ltd.	1,600	87,272
PICC Property & Casualty Co., Ltd.-Class H	34,000	51,425
Ping An Insurance Group Co. of China Ltd.-Class H	5,000	21,224

		318,605

Real Estate Management & Development - 6.0%
China Overseas Land & Investment Ltd.	24,000	71,543
China Resources Land Ltd.	31,000	73,853
CIFI Holdings Group Co., Ltd.	248,000	50,365
Huaku Development Co., Ltd.	20,000	31,298
KWG Property Holding Ltd.	79,500	46,798

		273,857

Thrifts & Mortgage Finance - 1.2%
LIC Housing Finance Ltd.	8,910	54,915

		1,288,856

Information Technology - 25.0%
Communications Equipment - 1.2%
BYD Electronic International Co., Ltd. (a)	95,500	53,553

Electronic Equipment, Instruments & Components - 3.4%
Ju Teng International Holdings Ltd.	46,000	18,216
Largan Precision Co., Ltd.	1,650	124,751
LG Display Co., Ltd.	560	11,179

		154,146

Internet Software & Services - 2.1%
Tencent Holdings Ltd.	5,300	97,045

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Semiconductor Engineering, Inc.	112,000	126,726
Chipbond Technology Corp.	34,000	52,771
Hua Hong Semiconductor Ltd. (a)(b)	87,000	79,965
King Yuan Electronics Co., Ltd.	57,000	44,603
Kinsus Interconnect Technology Corp.	26,000	59,752
Novatek Microelectronics Corp.	22,000	90,455
Radiant Opto-Electronics Corp.	12,000	23,537
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	129,744

		607,553

Technology Hardware, Storage & Peripherals - 4.9%
Samsung Electronics Co., Ltd.	155	147,764
Samsung Electronics Co., Ltd. (Preference Shares)	93	74,274

		222,038

		1,134,335

Consumer Discretionary - 15.4%
Auto Components - 3.8%
Hankook Tire Co., Ltd. (a)	3,050	131,616
Nexen Tire Corp.	3,490	38,758

		170,374

Automobiles - 6.6%
Chongqing Changan Automobile Co., Ltd.-Class B	34,500	60,745
Dongfeng Motor Group Co., Ltd.-Class H	34,000	39,591
Hyundai Motor Co.	210	25,045
Kia Motors Corp.	1,160	43,207
Tata Motors Ltd. (a)	16,600	72,710
Tata Motors Ltd.-Class A (a)	16,400	56,333

		297,631

Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	730	22,725
TAL Education Group (ADR) (a)	470	24,322

		47,047

Household Durables - 1.4%
Skyworth Digital Holdings Ltd.	114,000	64,375

Internet & Catalog Retail - 0.4%
JD.com, Inc. (ADR) (a)	790	20,311

Multiline Retail - 1.1%
Lotte Shopping Co., Ltd.	240	48,567

Textiles, Apparel & Luxury Goods - 1.1%
Luthai Textile Co., Ltd.-Class B	17,900	23,532
Yue Yuen Industrial Holdings Ltd.	7,000	24,796

		48,328

		696,633

Company	Shares	U.S. $ Value
Materials - 8.6%
Chemicals - 7.4%
LG Chem Ltd.	500	121,542
Lotte Chemical Corp.	590	152,616
Sinopec Shanghai Petrochemical Co., Ltd.-Class H (a)	138,000	59,106

		333,264

Metals & Mining - 0.5%
Vale Indonesia Tbk PT (a)	212,500	24,386

Paper & Forest Products - 0.7%
Nine Dragons Paper Holdings Ltd.	49,000	32,656

		390,306

Industrials - 6.3%
Building Products - 0.4%
China Lesso Group Holdings Ltd.	31,000	17,604

Construction & Engineering - 3.4%
China Railway Group Ltd.-Class H	64,000	40,301
Daelim Industrial Co., Ltd.	1,030	66,920
Hyundai Engineering & Construction Co., Ltd.	1,470	45,210

		152,431

Industrial Conglomerates - 2.5%
CK Hutchison Holdings Ltd.	9,500	114,723

		284,758

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 2.3%
Chunghwa Telecom Co., Ltd.	18,000	56,498
XL Axiata Tbk PT (a)	169,500	49,406

		105,904

Wireless Telecommunication Services - 3.3%
China Mobile Ltd.	14,000	149,736

		255,640

Consumer Staples - 4.2%
Food Products - 2.3%
WH Group Ltd. (a)(b)	180,500	105,036

Tobacco - 1.9%
Gudang Garam Tbk PT	17,500	83,302

		188,338

Utilities - 4.0%
Electric Utilities - 1.6%
Korea Electric Power Corp.	1,560	74,009

Independent Power and Renewable Electricity Producers - 2.4%
Huadian Power International Corp., Ltd.-Class H	128,000	69,290
NTPC Ltd.	21,760	37,690

		106,980

		180,989

Company	Shares	U.S. $ Value
Health Care - 1.1%
Health Care Providers & Services - 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	27,700	49,775

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Petronet LNG Ltd.	14,370	49,204

Total Investments - 99.7% (cost $4,900,624) (c)		4,518,834
Other assets less liabilities - 0.3%		13,316

Net Assets - 100.0%		$4,532,150

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $185,001 or 4.1% of net assets.
(c)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $125,490 and gross unrealized depreciation of investments was $(507,280), resulting in net unrealized depreciation of $(381,790).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	–	American Depositary Receipt

COUNTRY BREAKDOWN*

February 29, 2016 (unaudited)

30.6%	South Korea
28.9%	China
17.1%	Taiwan
9.9%	Hong Kong
8.9%	India
3.5%	Indonesia
1.1%	Thailand

100.0%	Total Investments

*	All data are as of February 29, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Asia ex-Japan Equity Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$48,454		$1,240,402		$	– 0	–	$1,288,856
Information Technology	– 0	–	1,134,335			– 0	–	1,134,335
Consumer Discretionary	67,358		629,275			– 0	–	696,633
Materials	– 0	–	390,306			– 0	–	390,306
Industrials	– 0	–	284,758			– 0	–	284,758
Telecommunication Services	– 0	–	255,640			– 0	–	255,640
Consumer Staples	– 0	–	188,338			– 0	–	188,338
Utilities	– 0	–	180,989			– 0	–	180,989
Health Care	– 0	–	49,775			– 0	–	49,775
Energy	– 0	–	49,204			– 0	–	49,204

Total Investments in Securities	115,812		4,403,022+			– 0	–	4,518,834
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0 –

Total	$115,812		$4,403,022		$	– 0	–	$4,518,834

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Small Cap Value Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 27.4%
Banks - 13.0%
1st Source Corp.	21,120	$643,104
Associated Banc-Corp.	54,360	934,992
Customers Bancorp, Inc. (a)	34,920	790,938
First Commonwealth Financial Corp.	61,820	531,034
First Niagara Financial Group, Inc.	85,810	792,885
FirstMerit Corp.	53,410	1,048,438
Fulton Financial Corp.	60,300	760,383
Independent Bank Group, Inc.	15,500	426,250
Sterling Bancorp./DE	62,850	905,669
Synovus Financial Corp.	27,530	732,023
Texas Capital Bancshares, Inc. (a)	17,670	571,271
Webster Financial Corp.	32,300	1,085,603
Wilshire Bancorp, Inc.	66,660	655,934
Zions Bancorporation	30,120	642,158

		10,520,682

Insurance - 6.3%
Aspen Insurance Holdings Ltd.	17,680	790,119
CNO Financial Group, Inc.	45,550	793,937
First American Financial Corp.	34,600	1,281,238
Hanover Insurance Group, Inc. (The)	10,690	886,735
State Auto Financial Corp.	7,890	169,793
Validus Holdings Ltd.	27,020	1,213,468

		5,135,290

Real Estate Investment Trusts (REITs) - 5.2%
Gramercy Property Trust	162,571	1,227,411
LTC Properties, Inc.	14,620	649,713
National Storage Affiliates Trust	57,400	1,038,366
Ramco-Gershenson Properties Trust	47,340	795,312
Summit Hotel Properties, Inc.	47,200	510,232

		4,221,034

Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd. (a)	45,340	872,795
HomeStreet, Inc. (a)	36,700	732,899
WSFS Financial Corp.	24,090	729,927

		2,335,621

		22,212,627

Consumer Discretionary - 20.2%
Auto Components - 1.7%
Dana Holding Corp.	69,980	870,551
Tenneco, Inc. (a)	10,930	497,534

		1,368,085

Hotels, Restaurants & Leisure - 1.5%
Bloomin’ Brands, Inc.	68,980	1,192,664

Household Durables - 3.0%
Ethan Allen Interiors, Inc.	29,650	845,914
Helen of Troy Ltd. (a)	8,560	816,282

Company	Shares	U.S. $ Value
Meritage Homes Corp. (a)	22,320	724,730

		2,386,926

Internet & Catalog Retail - 1.8%
FTD Cos., Inc. (a)	30,690	713,542
Shutterfly, Inc. (a)	17,550	779,922

		1,493,464

Media - 2.4%
Cable One, Inc.	1,860	797,140
Scholastic Corp.	33,660	1,179,110

		1,976,250

Multiline Retail - 1.4%
Big Lots, Inc.	28,310	1,145,140

Specialty Retail - 7.3%
Caleres, Inc.	29,420	833,763
Children’s Place, Inc. (The)	17,560	1,196,538
Citi Trends, Inc.	62,810	1,161,357
GameStop Corp.-Class A (b)	10,640	327,925
MarineMax, Inc. (a)	53,590	950,687
Murphy USA, Inc. (a)	13,010	828,607
Office Depot, Inc. (a)	113,630	577,240

		5,876,117

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	93,700	917,323

		16,355,969

Information Technology - 19.5%
Communications Equipment - 3.6%
Finisar Corp. (a)	86,840	1,266,127
Mitel Networks Corp. (a)	127,370	920,885
Polycom, Inc. (a)	66,020	687,268

		2,874,280

Electronic Equipment, Instruments & Components - 3.1%
Celestica, Inc. (Toronto) (a)	52,520	539,380
Daktronics, Inc.	62,230	439,966
TTM Technologies, Inc. (a)	77,260	506,826
Vishay Intertechnology, Inc.	89,320	1,057,549

		2,543,721

IT Services - 4.8%
Booz Allen Hamilton Holding Corp.	34,310	946,956
CSG Systems International, Inc.	30,580	1,160,817
ExlService Holdings, Inc. (a)	13,220	622,530
Sykes Enterprises, Inc. (a)	18,570	565,828
Unisys Corp. (a)	58,730	632,522

		3,928,653

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)(b)	126,870	271,502
Cabot Microelectronics Corp. (a)	16,130	620,360
Cypress Semiconductor Corp. (a)	106,948	853,445
FormFactor, Inc. (a)	145,720	1,107,472
MKS Instruments, Inc.	24,940	820,526
SunEdison Semiconductor Ltd. (a)	100,058	683,396

		4,356,701

Software - 1.3%
Verint Systems, Inc. (a)	29,770	1,057,728

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	45,910	1,072,458

		15,833,541

Industrials - 17.8%
Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc. (a)	72,600	838,530

Airlines - 1.6%
SkyWest, Inc.	74,230	1,339,852

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	25,060	786,884
Viad Corp.	40,420	1,146,311

		1,933,195

Construction & Engineering - 5.2%
AECOM (a)	39,360	1,080,826
Aegion Corp. (a)	49,930	904,232
EMCOR Group, Inc.	24,720	1,133,906
Granite Construction, Inc.	26,620	1,103,399

		4,222,363

Electrical Equipment - 1.1%
Regal Beloit Corp.	16,530	902,207

Machinery - 1.6%
Oshkosh Corp.	22,380	772,110
Wabash National Corp. (a)	41,840	490,783

		1,262,893

Professional Services - 1.2%
Mistras Group, Inc. (a)	46,590	999,821

Road & Rail - 1.7%
Covenant Transportation Group, Inc.-Class A (a)	30,970	686,295
Saia, Inc. (a)	25,750	675,938

		1,362,233

Trading Companies & Distributors - 2.0%
MRC Global, Inc. (a)	81,190	970,221

Company	Shares	U.S. $ Value
WESCO International, Inc. (a)	14,220	626,391

		1,596,612

		14,457,706

Health Care - 3.5%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc. (a)	15,470	964,709
Molina Healthcare, Inc. (a)	16,350	1,014,354
WellCare Health Plans, Inc. (a)	9,470	851,069

		2,830,132

Utilities - 3.2%
Electric Utilities - 1.6%
PNM Resources, Inc.	39,850	1,272,012

Gas Utilities - 1.6%
Southwest Gas Corp.	21,570	1,315,770

		2,587,782

Energy - 3.0%
Energy Equipment & Services - 1.0%
RPC, Inc. (b)	61,300	831,841

Oil, Gas & Consumable Fuels - 2.0%
QEP Resources, Inc.	83,850	818,376
Synergy Resources Corp. (a)	127,420	796,375

		1,614,751

		2,446,592

Materials - 1.9%
Chemicals - 1.0%
A. Schulman, Inc.	31,330	773,537

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	60,890	750,774

		1,524,311

Consumer Staples - 1.3%
Beverages - 1.3%
Cott Corp.	88,620	1,084,709

Total Common Stocks (cost $85,853,272)		79,333,369

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (c)(d) (cost $616,998)	616,998	616,998

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $86,470,270)		79,950,367

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
Investment Companies - 1.8%
AB Exchange Reserves-Class I, 0.41% (c)(d) (cost $1,460,833)	1,460,833	1,460,833

Total Investments - 100.4% (cost $87,931,103) (e)		81,411,200
Other assets less liabilities - (0.4)%		(290,121)

Net Assets - 100.0%		$81,121,079

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,086,553 and gross unrealized depreciation of investments was $(9,606,456), resulting in net unrealized depreciation of $(6,519,903).

AB Cap Fund, Inc. - AB Small Cap Value Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$79,333,369		$	– 0	–	$	– 0	–	$79,333,369
Short-Term Investments	616,998			– 0	–		– 0	–	616,998
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,460,833			– 0	–		– 0	–	1,460,833

Total Investments in Securities	81,411,200			– 0	–		– 0	–	81,411,200
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$81,411,200		$	– 0	–	$	– 0	–	$81,411,200

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016